UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
           WASHINGTON D.C. 20549

                 FORM 13F

           FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [ ]; Amendment Number:



This Amendment (Check only one.) [ ] is a restatement.

                                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     Weik Investment Services, Inc.

Address:  1075 Berkshire Blvd.

          Suite 825

          Wyomissing, PA  19610


13F File Number:028-10760


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.



Person Signing the Report on Behalf of Reporting Manager:


Name:     Thomas W. Weik

Title:    President

Phone:    610-376-2240

Signature, Place, and Date of Signing:

   Thomas W. Weik   Wyomissing, Pennsylvania   August 14, 2006


Report Type (Check only one.):


[X]  13F HOLDINGS REPORT.


[ ]  13F NOTICE.


[ ]  13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager.

                         FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0


Form 13F Information Table Entry Total: 85


Form 13F Information Table Value Total: $122,937





List of Other Included Managers:


                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group                   COM              02209S103     2333    31774 SH       SOLE                    29699              2075
American Int'l Group           COM              026874107     1795    30391 SH       SOLE                    26666              3725
Anheuser-Busch                 COM              035229103     5554   121830 SH       SOLE                   101480             20350
Arrow International            COM              042764100      427    13000 SH       SOLE                     9500              3500
Avon Products                  COM              054303102     1624    52400 SH       SOLE                    44700              7700
Berkshire Hathaway A           COM              084670108     4125       45 SH       SOLE                       30                15
Berkshire Hathaway B           COM              084670207     7312     2403 SH       SOLE                     2157               246
Block (H&R)                    COM              093671105     1399    58650 SH       SOLE                    57550              1100
Brown Forman B                 COM              115637209      229     3200 SH       SOLE                     2000              1200
Cablevision Systems            COM              12686C109     1405    65512 SH       SOLE                    51021             14491
Cadbury Schweppes              COM              127209302     1879    48415 SH       SOLE                    44240              4175
Carpenter Technology           COM              144285103      520     4500 SH       SOLE                     4500
Citigroup, Inc.                COM              172967101     4142    85853 SH       SOLE                    73369             12484
Coca-Cola Co.                  COM              191216100     2155    50095 SH       SOLE                    44145              5950
Comcast A SPCL                 COM              20030N200     3346   102070 SH       SOLE                    83170             18900
Comcast Corp. A                COM              20030N101      326     9972 SH       SOLE                     9972
ConocoPhillips                 COM              20825C104      396     6043 SH       SOLE                     5647               396
Costco Wholesale               COM              22160K105     1511    26450 SH       SOLE                    24750              1700
Diageo PLC ADR                 COM              25243Q205      903    13365 SH       SOLE                    12665               700
Discovery Holding Co.          COM              25468y107      312    21341 SH       SOLE                    16561              4780
Dover Corp.                    COM              260003108     2310    46725 SH       SOLE                    43075              3650
Dress Barn                     COM              261570105      504    19900 SH       SOLE                    19900
Educate, Inc.                  COM              28138p100      138    18000 SH       SOLE                    18000
Expedia, Inc.                  COM              30212p105      398    26549 SH       SOLE                    26549
ExxonMobil Corp.               COM              30231G102     2175    35451 SH       SOLE                    23849             11602
Fulton Financial               COM              360271100      942    59177 SH       SOLE                    54932              4245
Gannett Co.                    COM              364730101     1408    25166 SH       SOLE                    21141              4025
General Electric               COM              369604103      601    18245 SH       SOLE                    16645              1600
Genuine Parts                  COM              372460105      336     8075 SH       SOLE                     7075              1000
Harley Davidson                COM              412822108      753    13725 SH       SOLE                    13500               225
Hershey Company                COM              427866108      375     6805 SH       SOLE                     3805              3000
IAC/InterActive Corp.          COM              45840Q101      335    12649 SH       SOLE                    12649
Int'l Game Tech.               COM              459902102     1166    30725 SH       SOLE                    26975              3750
Interpublic Group              COM              460690100      358    42850 SH       SOLE                    39850              3000
J & J Snack Foods              COM              466032109      341    10300 SH       SOLE                    10300
Johnson & Johnson              COM              478160104     3443    57460 SH       SOLE                    46910             10550
Journal Register               COM              481138105      130    14500 SH       SOLE                    14500
Laboratory Corp.               COM              50540R409      523     8400 SH       SOLE                     7700               700
Liberty Capital A              COM              53071m302     1167    13936 SH       SOLE                    10957              2979
Liberty Global A               COM              530555101      245    11414 SH       SOLE                     8867              2547
Liberty Global C               COM              530555309      238    11575 SH       SOLE                     8992              2583
Liberty Interactive A          COM              53071m104     1204    69740 SH       SOLE                    54843             14897
Lindsay Mfg.                   COM              535555106      225     8300 SH       SOLE                     8300
Lockheed Martin                COM              539830109      259     3615 SH       SOLE                     3615
Loews Corp.                    COM              540424108      644    18180 SH       SOLE                    12180              6000
Manpower, Inc.                 COM              56418H100      401     6200 SH       SOLE                     6200
Marathon Oil                   COM              565849106      758     9100 SH       SOLE                     9100
Martin Marietta Matrls.        COM              573284106     2623    28781 SH       SOLE                    22581              6200
McGrath Rentcorp               COM              580589109      209     7500 SH       SOLE                     7500
Medical Services Intl          COM              58463C101        1  4000000 SH       SOLE                  4000000
Met-Pro Corp.                  COM              590876306      160    12800 SH       SOLE                    12800
Microsoft Corp.                COM              594918104     4330   185835 SH       SOLE                   151035             34800
Mile Marker Int'l              COM              599214202      100    35300 SH       SOLE                    35300
Mohawk Industries              COM              608190104     3773    53625 SH       SOLE                    47000              6625
Montpelier Re Holdings         COM              G62185106      405    23400 SH       SOLE                    17850              5550
Nat'l Penn Bancshares          COM              637138108      369    18560 SH       SOLE                    16839              1721
Nestle Reg ADR                 COM              641069406     3518    44895 SH       SOLE                    38145              6750
Nutraceutical Int'l Corp.      COM              67060Y101      213    13900 SH       SOLE                    13900
PepsiCo, Inc.                  COM              713448108      317     5286 SH       SOLE                     5286
Pfizer, Inc.                   COM              717081103     1907    81254 SH       SOLE                    56838             24416
Procter & Gamble               COM              742718109      589    10600 SH       SOLE                     8675              1925
Progressive Corp.              COM              743315103     7790   303000 SH       SOLE                   234100             68900
Radio One Inc. Cl D            COM              75040P405      181    24450 SH       SOLE                    24450
Respironics Inc.               COM              761230101      274     8000 SH       SOLE                     8000
Risk, George Ind.              COM              767720204      235    32400 SH       SOLE                    32400
Scripps (E.W.) Co.             COM              811054204     2563    59415 SH       SOLE                    53465              5950
Sovereign Bancorp              COM              845905108     1029    50674 SH       SOLE                    50674
T J X Companies                COM              872540109     4402   192550 SH       SOLE                   165800             26750
Tel.& Data Sys Special         COM              879433860      269     6925 SH       SOLE                     6925
Telephone & Data Sys.          COM              879433100     1356    32750 SH       SOLE                    28975              3775
Thor Industries                COM              885160101      879    18150 SH       SOLE                    16550              1600
Tiffany & Company              COM              886547108     2230    67540 SH       SOLE                    61090              6450
Time Warner                    COM              887317105      557    32182 SH       SOLE                    30182              2000
Transatlantic Holdings         COM              893521104      294     5268 SH       SOLE                     5268
Tyco International             COM              902124106     2076    75500 SH       SOLE                    60775             14725
Unitrin, Inc.                  COM              913275103      570    13075 SH       SOLE                     8475              4600
Verizon Communications         COM              92343V104      229     6838 SH       SOLE                     6438               400
Wachovia Corp.                 COM              929903102     2653    49064 SH       SOLE                    49064
Wal-Mart Stores                COM              931142103     2762    57343 SH       SOLE                    48618              8725
Washington Post Cl B           COM              939640108     5158     6613 SH       SOLE                     5543              1070
Waste Management               COM              94106L109     1311    36525 SH       SOLE                    30225              6300
Watts Water Tech.              COM              942749102      201     6000 SH       SOLE                     6000
Wells Fargo                    COM              949746101     1483    22107 SH       SOLE                    16050              6057
Whirlpool Corp.                COM              963320106     2620    31695 SH       SOLE                    26495              5200
Wrigley (Wm.), Jr.             COM              982526105      227     5000 SH       SOLE                     5000
